Share-based Compensation (Details 1) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2015 CNY (¥) $ / shares shares	Dec. 31, 2016 $ / shares
Share options activities outstanding
Outstanding Balance	18,712	20,529	18,298
Granted	205	60	3,372
Exercised	0	0	0
Forfeited	(3,443)	(1,877)	(1,141)
Replaced by restricted shares	(15,474)
Outstanding Balance	0	18,712	20,529	18,298
Exercisable	0	12,030	9,700
Weighted average exercise price
Outstanding Balance | $ / shares	$ 0.37	$ 0.43	$ 0.30
Granted | $ / shares	1	0.42	1.18
Exercised | $ / shares	0	0	0
Forfeited | $ / shares	0.12	0.94	0.63
Replaced by restricted shares | $ / shares	(0.43)
Outstanding Balance | $ / shares	$ 0	$ 0.37	$ 0.43	$ 0.30
Exercisable | $ / shares					$ 0.20
Remaining contractual life, Outstanding	0 years	8 months 19 days	1 year 4 months 21 days	1 year 11 months 12 days
Remaining contractual life, Exercisable	0 years	4 months 21 days	7 months 10 days
Aggregated intrinsic value, Outstanding | ¥		$ 8,951	$ 9,975	$ 8,394
Aggregated intrinsic value, Exercisable	$ 0	$ 5,293	$ 3,914
Employees
Share options activities outstanding
Outstanding Balance	17,075	18,892	16,661
Granted	205	60	3,372
Exercised	0	0	0
Forfeited	(3,443)	(1,877)	(1,141)
Replaced by restricted shares	(13,837)
Outstanding Balance	0	17,075	18,892	16,661
Exercisable	0	10,606	8,382
Consultants
Share options activities outstanding
Outstanding Balance	1,637	1,637	1,637
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Replaced by restricted shares	(1,637)
Outstanding Balance	0	1,637	1,637	1,637
Exercisable	0	1,424	1,318